SHARE BASED COMPENSATION - Additional Information (Details) - 2018 Share Incentive Plan	1 Months Ended	12 Months Ended
	Jan. 31, 2018 shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 CNY (¥) $ / shares	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Maximum life of option	6 years
Number of stock options granted | shares		10,000	10,000
Cash used to settle related share-based compensation | ¥		¥ 0
Weighted-average grant date fair value | $ / shares			$ 1.34		$ 2.42
Aggregate grant date fair value of the outstanding options		35,706,209		¥ 34,994,421	$ 34,994,421	¥ 35,828,331	$ 5,176,914
Fair value of share options vested		8,998,734	$ 1,304,694	¥ 8,319,569		8,610,259
Unrecognized compensation expense related to unvested options, net		¥ 39,537					$ 5,732
Weighted-average period		5 months 1 day	5 months 1 day
Common Class A
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of authorized shares purchased by participants | shares	9,000,000
General And Administrative Expenses
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation expense | ¥		¥ 2,464,763				¥ 232,558
Share-based compensation expense reversed		¥ 62,356	$ 9,041